Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Incentive Plans [Abstract]
STOCK INCENTIVE PLANS

NOTE 7 - STOCK INCENTIVE PLANS

2023 Stock Incentive Plan

On March 7, 2023, the Company’s stockholders approved the 2023 Stock Incentive Plan (“2023 Plan”). The aggregate maximum number of shares of common stock that may be issued under the 2023 Plan is 68,723 shares for the 2023 fiscal year; thereafter, the maximum number is limited to 15% of the outstanding shares of common stock, calculated on the first business day of each fiscal quarter. As of September 30, 2024, the maximum number of shares of common stock that may be issued under the 2023 Plan is 329,038. Under the 2023 Plan, options which are forfeited or terminated, settled in cash in lieu of shares of common stock, or settled in a manner such that shares are not issued, will again immediately become available to be issued. If shares of common stock are withheld from payment of an award to satisfy tax obligations with respect to the award, those shares of common stock will be treated as shares that have been issued under the 2023 Plan and will not again be available for issuance.

During the three months ended September 30, 2024, an aggregate of 65,572 fully vested stock options were granted under the 2023 Plan to four non-employee directors at an exercise price of $0.61 per share, in consideration for services provided to the Company.

During the nine months ended September 30, 2024, the Company issued an aggregate of 2,000 stock options under the Company’s 2023 Stock Incentive Plan (the “2023 Plan”), vesting over a period of four years to employees with an average exercise price of $1.04 per share. In addition, an aggregate of 164,564 fully vested stock options were granted under the 2023 Plan to non-employee directors at an average exercise price of $0.93 per share, in each case in consideration for services provided to the Company. The aggregate fair value of the shares issued to the directors was $0.1 million. As of September 30, 2024, the unrecognized compensation cost related to non-vested stock options was $24.3 thousand.

During the three and nine months ended September 30, 2024, 8,418 stock options were forfeited by participants under the 2023 Plan.

During the three and nine months ended September 30, 2023, 1,500 stock options were forfeited by participants under the 2023 Plan.

2017 Stock Incentive Plan

On August 24, 2017, the Company’s stockholders approved the 2017 Stock Incentive Plan (“2017 SIP”). The aggregate maximum number of shares of common stock that were issuable under the 2017 SIP was limited to 10% of the outstanding shares of common stock, calculated on the first business day of each fiscal year. Under the 2017 SIP, options that had been forfeited or terminated, settled in cash in lieu of shares of common stock, or settled in a manner such that shares were not issued, would immediately become available to be issued again. If shares of common stock were withheld from payment of an award to satisfy tax obligations with respect to the award, those shares of common stock would have been treated as shares that had been issued under the 2017 SIP and would not have been available for issuance again. On March 7, 2023, the Company’s 2017 SIP was terminated upon the approval of the 2023 Plan at the Company’s special meeting of stockholders.

During the three and nine months ended September 30, 2024, the Company did not issue any stock options under the 2017 SIP. As of September 30, 2024, the unrecognized compensation cost related to non-vested stock options was $17 thousand.

During the three months ended September 30, 2023, the Company did not issue any stock options under the 2017 SIP. During the nine months ended September 30, 2023, the Company issued 3,125 stock options under the 2017 SIP vesting over four years to employees with an exercise price of $3.80 per share and a total aggregate fair value of $11 thousand. In addition, 10,528 fully vested stock options were granted under the 2017 SIP to four non-employee Board directors at an exercise price of $3.80 per share. The aggregate fair value of the shares issued to the directors was $35 thousand.

During the three and nine months ended September 30, 2024, no stock options and 1,000 stock options were forfeited, respectively, by participants under the 2017 SIP. During the three and nine months ended September 30, 2023, no stock options and 750 stock options were forfeited, respectively, by participants under the 2017 SIP.

2013 Long-Term Stock Incentive Plan

On January 4, 2013, the Company’s stockholders approved the Company’s Long-Term Stock Incentive Plan (“2013 LTIP”). The maximum number of shares of common stock that were issuable under the 2013 LTIP, including stock awards, stock issued to the Company’s Board, and stock appreciation rights, was limited to 10% of the common shares outstanding on the first business day of any fiscal year. The Company’s 2013 LTIP expired in accordance with its terms on January 3, 2023.

During the three and nine months ended September 30, 2024 and 2023, the Company did not issue any stock options under the 2013 LTIP. As of September 30, 2024, the unrecognized compensation cost related to non-vested stock options was $0.2 million.

During the three and nine months ended September 30, 2024, no stock options were forfeited by participants under the 2013 LTIP. During the three months ended September 30, 2023, 250 stock options were forfeited and during the nine months ended September 30, 2023, 1,500 stock options were forfeited by participants under the 2013 LTIP.

Stock based Compensation Expense

Total stock based compensation expense during the three and nine months ended September 30, 2024 pertaining to awards under the 2023 Plan, the 2017 SIP and the 2013 LTIP amounted to $0.4 million and $1.2 million, respectively. Total stock based compensation expense during the three and nine months ended September 30, 2023, pertaining to awards under the 2017 SIP and 2013 LTIP amounted to $0.4 million and $1.2 million, respectively.

NOTE 9 - STOCK INCENTIVE PLANS

2023 Stock Incentive Plan

On March 7, 2023, the Company’s stockholders approved the 2023 Stock Incentive Plan (“2023 Plan”). The aggregate maximum number of shares of common stock that may be issued under the 2023 Plan is 68,723 shares for fiscal 2023; thereafter, the maximum number is limited to 15% of the outstanding shares of common stock, calculated on the first business day of each fiscal quarter. As of December 31, 2023, the maximum number of shares of common stock that may be issued under the 2023 Plan is 212,853. Under the 2023 Plan, options which are forfeited or terminated, settled in cash in lieu of shares of common stock, or settled in a manner such that shares are not issued, will again immediately become available to be issued. If shares of common stock are withheld from payment of an award to satisfy tax obligations with respect to the award, those shares of common stock will be treated as shares that have been issued under the 2023 Plan and will not again be available for issuance.

During the year ended December 31, 2023, the Company issued 2,000 stock options vesting over a period of four years to employees with an exercise price of $3.03 per share and 3,125 stock options vesting over a period of four years to employees with an exercise price of $2.92 per share. In addition, 9,900 fully vested stock options were granted to three non-employee Board directors at an exercise price of $3.03 per share and 10,275 fully vested stock options were granted to three non-employee Board directors at an exercise price of $2.92 per share. The aggregate fair value of the shares issued to the directors was $46 thousand. As of December 31, 2023, the unrecognized compensation cost related to non-vested stock options was $7 thousand.

During the year ended December 31, 2023, 1,750 of the Company’s stock options were forfeited by participants under the 2023 Plan.

2017 Stock Incentive Plan

On August 24, 2017, the Company’s stockholders approved the 2017 Stock Incentive Plan (“2017 SIP”). The aggregate maximum number of shares of common stock that may be issued under the 2017 SIP is limited to 10% of the outstanding shares of common stock, calculated on the first business day of each fiscal year. Under the 2017 SIP, options which are forfeited or terminated, settled in cash in lieu of shares of common stock, or settled in a manner such that shares are not issued, will again immediately become available to be issued. If shares of common stock are withheld from payment of an award to satisfy tax obligations with respect to the award, those shares of common stock will be treated as shares that have been issued under the 2017 SIP and will not again be available for issuance. On March 7, 2023, the Company’s 2017 SIP was terminated upon the approval of the 2023 Plan at the Company’s special meeting of stockholders.

During the year ended December 31, 2023, the Company issued 3,125 stock options vesting over four years to employees with an exercise price of $3.80 per share and a total aggregate fair value of $11 thousand. In addition, 10,528 fully vested stock options were granted to four non-employee Board directors at an exercise price of $3.80 per share. The aggregate fair value of the shares issued to the directors was $35 thousand. As of December 31, 2023, the unrecognized compensation cost related to non-vested stock options was $42 thousand.

During the year ended December 31, 2023, 750 of the Company’s stock options were forfeited by participants under the 2017 SIP.

During the year ended December 31, 2022, the Company issued 21,517 shares of common stock vesting over periods ranging from 30 to 48 months with an aggregate fair value of $1,331,870 to certain employees as inducement and incentive grants. During the year ended December 31, 2022, the Company also issued 778 shares of common stock that fully vested on September 30, 2022, with an aggregate fair value of $17,582 to certain non-employees in lieu of cash payment for services

During the year ended December 31, 2022, a total of 1,106 stock options were granted to two Advisory Board members at strike prices ranging from $36.00 to $36.40 vesting over periods up to one year and a total aggregate fair value of $34,203. The Company issued 2,375 stock options (1,250 of which were forfeited) vesting over four years to employees with an exercise price of $21.80 and 545 stock options with 100% cliff vesting in one year to non-employees with a strike price of $21.80 and a total aggregate fair value of $54,233. In addition, 2,294 fully vested stock options were granted to five non-employee Board directors at an exercise price of $21.80. The aggregate fair value of the shares issued to the directors was $72,815. The Company issued 1,625 stock options (1,000 of which were forfeited) vesting over four years to employees with an exercise price of $15.20 for a total aggregate fair value of $25,462. In addition, 2,642 fully vested stock options were granted to four non-employee Board directors at an exercise price of $15.20. The aggregate fair value of the shares issued to the directors was $40,023.

2013 Long-Term Stock Incentive Plan

On January 4, 2013, the Company’s stockholders approved the Company’s Long-Term Stock Incentive Plan (“2013 LTIP”). The maximum number of shares of common stock that may be issued under the 2013 LTIP, including stock awards, stock issued to the Company’s Board, and stock appreciation rights, is limited to 10% of the common shares outstanding on the first business day of any fiscal year. The Company’s 2013 LTIP expired in accordance with its terms on January 3, 2023.

During the year ended December 31, 2023, the Company did not issue stock options under the 2013 LTIP. During the year ended December 31, 2023, the Company had 1,250 stock options forfeited under the 2013 LTIP. As of December 31, 2023, the unrecognized compensation cost related to non-vested stock options was $0.3 million.

During the year ended December 31, 2022, the Company issued 11,875 stock options (4,000 of which were forfeited) vesting over four years to employees with an exercise price of $67.20 and an option for 625 shares to a non-employee with a strike price of $44.00 and a total aggregate fair value of $743,310. In addition, 1,364 fully vested stock options were granted to six non-employee Board directors at an exercise price of $44.00. The aggregate fair value of the shares issued to the directors was $51,187.

Stock-based Compensation Expense

Total stock-based compensation expense during 2023 and 2022 pertaining to awards under the 2023 Plan, 2017 SIP and 2013 LTIP amounted to $1.6 million for both periods.